Related party transactions (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Total	$ 784	$ 1,550
Trade and other payables [Member]
Disclosure of financial assets [line items]
Total	(326)	(393)
Borrowings [Member]
Disclosure of financial assets [line items]
Total	(209)	(74)
Trade and other receivables [Member]
Disclosure of financial assets [line items]
Total	1,050	1,780
Investments in Financial Assets [Member]
Disclosure of financial assets [line items]
Total	$ 269	$ 237